Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value of derivative instruments
Current portion of fair value of derivative assets	$ 205,221	$ 160,579	$ 248,550
Noncurrent portion of fair value of derivative assets	388,694	371,436	541,423
Commodity contracts
Fair value of derivative instruments
Net amounts of assets on balance sheet	593,915	532,015
Derivatives not designated as hedges for accounting purposes
Fair value of derivative instruments
Net amounts of assets on balance sheet		532,015	789,973
Derivatives not designated as hedges for accounting purposes | Commodity contracts
Fair value of derivative instruments
Current portion of fair value of derivative assets	205,221	160,579	248,550
Noncurrent portion of fair value of derivative assets	388,694	371,436	541,423
Net amounts of assets on balance sheet	$ 593,915	$ 532,015